CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DIFICIT)
Issuance of ordinary shares upon the initial public offering, offering expenses	$ 9,006	60,350